Acquisition - Summary of Purchase Price Allocation (Detail) - Groop Internet Platform Inc [Member] $ in Thousands	Nov. 01, 2020 USD ($)
Schedule Of Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Goodwill	$ 6,134
Total purchase price	10,685
Technology [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Intangible assets	$ 3,201
Amortization period	7 years 2 months 1 day
Customer relationship [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Intangible assets	$ 1,350
Amortization period	1 year 3 months 29 days